Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other liabilities
Schedule of other liabilities

	2019	2018
	£m	£m
Retirement benefit liabilities (Note 5)	119	165
Deferred tax (Note 7)	266	454
Notes in circulation	2,109	2,152
Current tax	132	100
Accruals	1,125	1,047
Deferred income	362	451
Lease liabilities (Note 22) (3)	1,823	—
Other liabilities	1,034	1,581
Provisions for liabilities and charges	2,677	3,004
	9,647	8,954

Schedule for provisions for liabilities and charges

	Payment	Other	Litigation
	protection	customer	and other
	insurance(1)	redress	regulatory	Other(2)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m
At 1 January 2019	695	536	783	990	3,004
Implementation of IFRS 16 on 1 January 2019 (3)	—	—	—	(170)	(170)
ECL impairment charge	—	—	—	29	29
Transfer (to)/from accruals and other liabilities	—	(3)	—	15	12
Currency translation and other movements	—	(15)	(6)	(19)	(40)
Transfer	—	35	(35)	—	—
Charge to income statement	900	141	88	434	1,563
Releases to income statement	—	(48)	(111)	(161)	(320)
Provisions utilised	(439)	(332)	(293)	(337)	(1,401)
At 31 December 2019	1,156	314	426	781	2,677

Notes:

(1)	The balance at 31 December 2019 includes provisions held in relation to offers made in 2018 and earlier years of £97 million.
(2)	Materially comprises provisions relating to property closures and restructuring costs.
(3)	Refer to Note 22 for further information on the impact of IFRS 16 implementation.

Schedule of the sensitivity of the provision

			Sensitivity
				Consequential
	Claims			change in
	processed as at	Claims still	Change in	provision
Assumption	31 December 2019	to process	assumption	£m
Average redress (1)	£1,631	£1,552	+/- £150	+/- 74
No PPI % (2)	28%	60%	+/- 3%	+/- 13
Uphold rate (3)	85%	94%	+/- 2%	+/- 16

Notes:

(1)	Average redress for PPI (mis-sale) and Plevin (commission ) pay-outs.
(2)	No PPI % relates to those cases where no PPI policy exists.
(3)

Average uphold rate per customer initiated claims received directly by RBS Group, including those received via claims management companies, to end of timebar for both PPI (mis-sale) and Plevin (commission), excluding those for which no PPI policy exists.